Pension and Other Post-retirement Benefit Plans (Table2) (Details) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 892.2	$ 865.2
Accumulated benefit obligation	822.8	801.9
DB SERP
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	53.0	50.7
Accumulated benefit obligation	48.7	46.2
DB Restoration
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	2.3	1.2
Accumulated benefit obligation	$ 1.2	$ 0.7